UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

SteelPath MLP Funds Trust
(Exact name of registrant as specified in charter)

2100 McKinney Avenue, Suite 1401
               Dallas, TX 75201
(Address of principal executive offices)(zip code)

Gabriel Hammond
SteelPath Fund Advisors, LLC
2100 McKinney Avenue, Suite 1401
               Dallas, TX 75201
(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 740-6040

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1.	Schedules of Investments.

SteelPath MLP Select 40 Fund
SCHEDULE OF INVESTMENTS – As of August 31, 2010
(Unaudited)

Description	Shares or Principal Amount	Fair Value
Master Limited Partnership Shares — 98.9%

Coal — 7.9%
Alliance Holdings GP LP	81,536	$3,105,706
Alliance Resource Partners LP	87,335	4,722,203
Natural Resource Partners LP	108,626	2,780,826
Oxford Resource Partners LP (1)	82,500	1,574,100
Total Coal		12,182,835

Exploration & Production — 5.7%
Encore Energy Partners LP	101,502	1,888,952
EV Energy Partners LP	104,417	3,510,500
Linn Energy LLC	120,694	3,442,193
Total Exploration & Production		8,841,645

Gathering/Processing — 17.4%
Chesapeake Midstream Partners LP (1)	87,703	2,065,406
Copano Energy LLC	72,938	1,832,203
DCP Midstream Partners LP	102,607	3,258,798
MarkWest Energy Partners LP	135,993	4,531,287
Regency Energy Partners LP	187,052	4,448,096
Targa Resources Partners LP	157,027	3,971,213
Western Gas Partners LP	97,497	2,347,728
Williams Partners LP	107,583	4,530,320
Total Gathering/Processing		26,985,051

Natural Gas Pipelines — 32.9%
Boardwalk Pipeline Partners LP	148,762	4,546,167
Cheniere Energy Partners LP	199,299	3,410,006
Duncan Energy Partners LP	104,009	2,885,210
El Paso Pipeline Partners LP	161,520	5,057,191
Energy Transfer Equity LP	128,096	4,451,336
Energy Transfer Partners LP	79,013	3,610,104
Enterprise GP Holdings LP	100,433	4,856,940
Enterprise Products Partners LP	169,939	6,282,645
Niska Gas Storage Partners LLC, Class U	135,304	2,554,539
ONEOK Partners LP	74,831	5,148,373
PAA Natural Gas Storage LP	45,678	1,090,334
Spectra Energy Partners LP	126,639	4,080,308
TC Pipelines LP	68,569	2,979,323
Total Natural Gas Pipelines		50,952,476

Petroleum Transportation — 27.5%
Buckeye GP Holdings LP	129,854	5,387,643
Enbridge Energy Partners LP	107,930	5,801,238
Holly Energy Partners LP	65,724	3,286,200
Magellan Midstream Partners LP	111,383	5,397,620
NuStar Energy LP	87,971	5,013,467
NuStar GP Holdings LLC	113,978	3,377,168
Plains All American Pipeline LP	88,548	5,316,422
Sunoco Logistics Partners LP	82,904	6,139,041
Teekay LNG Partners LP	84,177	2,765,214
Total Petroleum Transportation		42,484,013

Propane — 7.5%
Inergy Holdings LP	99,926	2,735,974
Inergy LP	161,983	6,032,247
Suburban Propane Partners LP	57,956	$2,864,185
Total Propane		11,632,406

Total Master Limited Partnership Shares (identified cost $149,225,259)		153,078,426

Short-Term Investments — 1.6%
Money Market — 1.6%
Fidelity Treasury Portfolio , 0.025% (2)	$2,393,746	2,393,746

Total Short-Term Investments (identified cost $2,393,746)		2,393,746

Total Investments — 100.5% (identified cost $151,619,005)		155,472,172

Other Liabilities in Excess of Assets — (0.5)%		(752,066)

Net Assets — 100.0%		$154,720,106

LLC — Limited Liability Company
LP — Limited Partnership
(1) Non-income producing.
(2) Variable rate security; the coupon rate represents the rate at August 31, 2010.

SteelPath MLP Alpha Fund
SCHEDULE OF INVESTMENTS – As of August 31, 2010
(Unaudited)

Description	Shares or Principal Amount	Fair Value
Master Limited Partnership Shares — 100.2%

Gathering/Processing — 7.8%
Chesapeake Midstream Partners LP (1)	152,967	$3,602,373
Regency Energy Partners LP	300,529	7,146,579
Total Gathering/Processing		10,748,952

Natural Gas Pipelines — 35.9%
Boardwalk Pipeline Partners LP	191,568	5,854,318
El Paso Pipeline Partners LP	177,373	5,553,549
Enterprise GP Holdings LP	147,755	7,145,432
Enterprise Products Partners LP	156,420	5,782,847
Niska Gas Storage Partners LLC, Class U	302,327	5,707,934
ONEOK Partners LP	83,629	5,753,675
PAA Natural Gas Storage LP	22,390	534,449
Spectra Energy Partners LP	214,621	6,915,089
TC Pipelines LP	148,803	6,465,490
Total Natural Gas Pipelines		49,712,783

Petroleum Transportation — 44.9%
Buckeye Partners LP	112,990	6,899,169
Enbridge Energy Partners LP	103,088	5,540,980
Genesis Energy LP	274,704	5,809,990
Holly Energy Partners LP	215,792	10,789,600
Magellan Midstream Partners LP	214,400	10,389,824
NuStar Energy LP	101,590	5,789,614
Plains All American Pipeline LP	115,198	6,916,488
Transmontaigne Partners LP	284,684	9,918,391
Total Petroleum Transportation		62,054,056

Propane — 11.6%
Inergy Holdings LP	381,159	10,436,134
Inergy LP	149,201	5,556,245
Total Propane		15,992,379

Total Master Limited Partnership Shares (identified cost $134,347,667)		138,508,170

Short-Term Investments — 4.2%

Money Market — 4.2%
Fidelity Treasury Portfolio , 0.025% (2)	$5,771,912	5,771,912

Total Short-Term Investments (identified cost $5,771,912)		5,771,912

Total Investments — 104.4% (identified cost $140,119,579)		144,280,082

Other Liabilities in Excess of Assets — (4.4)%		(6,065,621)

Net Assets — 100.0%		$138,214,461

LLC— Limited Liability Company
LP — Limited Partnership
(1) Non-income producing.
(2) Variable rate security; the coupon rate represents the rate at August 31, 2010.

SteelPath MLP Income Fund
SCHEDULE OF INVESTMENTS – As of August 31, 2010
(Unaudited)

Description	Shares or Principal Amount	Fair Value
Master Limited Partnership Shares — 100.4%

Coal — 1.5%
Oxford Resource Partners LP (1)	67,500	$1,287,900

Exploration & Production — 9.9%
ECA Marcellus Trust I	125,000	2,496,250
EV Energy Partners LP	118,036	3,968,370
Linn Energy LLC	68,144	1,943,467
Total Exploration & Production		8,408,087

Gathering/Processing — 18.6%
Chesapeake Midstream Partners LP (1)	67,313	1,585,221
Copano Energy LLC	153,082	3,845,420
MarkWest Energy Partners LP	117,195	3,904,938
Regency Energy Partners LP	169,036	4,019,676
Targa Resources Partners LP	100,000	2,529,000
Total Gathering/Processing		15,884,255

Natural Gas Pipelines — 27.4%
Boardwalk Pipeline Partners LP	33,334	1,018,687
Cheniere Energy Partners LP	51,452	880,344
Energy Transfer Partners LP	89,553	4,091,676
Enterprise Products Partners LP	122,136	4,515,368
Niska Gas Storage Partners LLC, Class U	243,182	4,591,276
ONEOK Partners LP	52,017	3,578,770
TC Pipelines LP	107,123	4,654,494
Total Natural Gas Pipelines		23,330,615

Petroleum Transportation — 33.3%
Enbridge Energy Partners LP	81,717	4,392,289
Global Partners LP	215,349	5,349,269
Holly Energy Partners LP	103,575	5,178,750
Martin Midstream Partners LP	135,577	4,030,704
NuStar Energy LP	70,387	4,011,355
Transmontaigne Partners LP	155,535	5,418,840
Total Petroleum Transportation		28,381,207

Propane — 9.7%
Ferrellgas Partners LP	154,195	4,072,290
Inergy LP	112,831	4,201,826
Total Propane		8,274,116

Total Master Limited Partnership Shares (identified cost $82,951,505)		85,566,180

Short-Term Investments — 2.5%

Money Market — 2.5%
Fidelity Treasury Portfolio , 0.025% (2)	$2,128,028	2,128,028

Total Short-Term Investments (identified cost $2,128,028)		2,128,028

Total Investments — 102.9% (identified cost $85,079,533)		87,694,208

Other Liabilities in Excess of Assets — (2.9)%		(2,500,161)

Net Assets -— 100.0%		$85,194,047

LLC — Limited Liability Company
LP — Limited Partnership
(1) Non-income producing.
(2) Variable rate security; the coupon rate represents the rate at August 31, 2010.

THE STEELPATH MLP FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
AUGUST 31, 2010 (Unaudited)

Security Valuations – Securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ®. Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board of Trustees (the “Board”) determines that this method does not represent fair value) if their original maturity was 60 days or less, or by amortizing the value as of the 61st day before maturity if their original term to maturity exceeded 60 days.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the pricing committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board on a quarterly basis.

Security Transactions – Security transactions are recorded on the trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – At August 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	SteelPath MLP	SteelPath MLP	SteelPath MLP
	Select 40	Alpha	Income
Cost of Investments	$148,899,260	$138,187,489	$83,977,248
Gross Unrealized Appreciation	$8,286,572	$7,856,713	$4,719,597
Gross Unrealized Depreciation	(1,713,661)	(1,764,120)	(1,002,637)
Net Unrealized Appreciation (Depreciation) on Investments	$6,572,911	$6,092,593	$3,716,960

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a fund’s investments. The three broad levels of the hierarchy are described below:

•	Level 1 — quoted prices for active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2010.

SteelPath MLP Select 40 Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$153,078,426	$-	$-	$153,078,426
Short-Term Investments	2,393,746	-	-	2,393,746
Total	$155,472,172	$-	$-	$155,472,172

SteelPath MLP Alpha Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$138,508,170	$-	$-	$138,508,170
Short-Term Investments	5,771,912	-	-	5,771,912
Total	$144,280,082	$-	$-	$144,280,082

SteelPath MLP Income Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$85,566,180	$-	$-	$85,566,180
Short-Term Investments	2,128,028	-	-	2,128,028
Total	$87,694,208	$-	$-	$87,694,208

* For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

The Funds did not hold any Level 2 or Level 3 securities during the period ended August 31, 2010.

Item 2.	Controls and Procedures.

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended August 31, 2010 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.                    Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SteelPath MLP Funds Trust

/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date   October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date   October 28, 2010

/s/ Stuart Cartner
By: Stuart Cartner
Vice President, Treasurer and Principal Financial Officer
Date   October 28, 2010